SHARE CAPITAL (Schedule of stock option activity) (Details) - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Equity [Abstract]
Options outstanding and exercisable - Beginning balance	5,615,000	6,965,000	3,255,000
Options granted	600,000		4,055,000
Options exercised			(200,000)
Options expired/cancelled	(1,405,000)	(1,350,000)	(145,000)
Options outstanding and exercisable - Ending balance	4,810,000	5,615,000	6,965,000	3,255,000
Weighted average exercise price, outstanding and exercisable - Beginning balance	$ 0.84	$ 1.22	$ 1.78
Weighted average exercise price, Granted	0.7		0.73
Weighted average exercise price, Exercised			0.65
Weighted average exercise price, Expired/Cancelled	1.25	2.8	0.71
Weighted average exercise price, outstanding and exercisable - Ending balance	$ 0.75	$ 0.84	$ 1.22	$ 1.78
Weighted average remaining life, outstanding and exercisable	10 months 9 days	1 year 5 months 12 days	2 years 18 days	2 years 2 months 4 days